Financial instruments - Fair values and risk management (Details 2) - 12 months ended Dec. 31, 2023 - Cash flow hedges R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Disclosure of detailed information about hedges [line items]
Present value of hedging instrument notional value	$ 22,500	R$ 108,929
2024 to 2026
Disclosure of detailed information about hedges [line items]
Hedging Instrument	Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows
Hedged Transaction	Foreign exchange gains and losses of highly probable future monthly revenues
Nature of the Risk	Foreign Currency - Real vs U.S. Dollar Spot Rate
Maturity Date	2024 to 2026
US dollar | 2024 to 2026
Disclosure of detailed information about hedges [line items]
Present value of hedging instrument notional value		22,500
Brazil, Brazil Real | 2024 to 2026
Disclosure of detailed information about hedges [line items]
Present value of hedging instrument notional value		R$ 108,929